OTHER LIABILITIES - Schedule of fair values of each major class of plan assets (Details) - Avon [member] - Pension Plan [member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Cash and cash equivalent	R$ 46,957	R$ 7,330
Equity instruments of other entities	486,511	520,799
Government bonds	1,481,317	1,013,584
Corporate bonds	1,219,908	1,317,122
Real estate	8,714	10,957
Other	(525,722)	(121,574)
Total	R$ 2,717,685	R$ 2,748,218